Submission	Jan. 31, 2025
Submission [Line Items]
Central Index Key	0000753308
Registrant Name	NextEra Energy, Inc.
Registration File Number	333-278184
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES